Shareholders of Global Blue Group Holding AG - Disclosure of Composition of Shareholding (Details) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	239,282,371	228,716,358	198,414,500
Number of treasury shares (in shares)	10,743,327	11,371,372	11,908,974
Number of shares issued (in shares)	250,025,698	240,087,730	210,323,474
Ownership (in percentage)	100.00%	100.00%	100.00%
GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	9,496,116	9,658,467	10,076,816
Ownership (in percentage)	4.00%	4.20%	5.10%
Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	22,010,799	21,796,402	21,539,634
Ownership (in percentage)	9.20%	9.50%	10.90%
Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	30,735,950	30,735,950	30,735,950
Number of treasury shares (in shares)	0	0	0
Number of shares issued (in shares)	30,735,950	30,735,950	30,735,950
Warrants | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	516,317	516,317	516,317
Warrants | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	20,969,283	20,969,283	20,969,283
Silver Lake And Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	103,201,298	109,229,085	109,229,085
Ownership (in percentage)	43.10%	47.80%	55.10%
Silver Lake And Affiliates | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	6,548,415	6,548,415	6,548,415
Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	42,581,842	45,068,965	45,068,965
Ownership (in percentage)	17.80%	19.70%	22.70%
Partners Group and Affiliates | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	2,701,935	2,701,935	2,701,935
CK Opportunities Wolverine Sarl
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	31,310,498	30,463,439
Ownership (in percentage)	13.10%	13.30%
CK Opportunities Wolverine Sarl | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0
Tencent Mobility Limited
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	18,181,818
Ownership (in percentage)	7.60%
Tencent Mobility Limited | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0
Ant Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	12,500,000	12,500,000	12,500,000
Ownership (in percentage)	5.20%	5.50%	6.30%
Ant Group | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0	0
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	199,574,701	189,855,747	180,626,224
Number of treasury shares (in shares)	10,743,091	11,371,136	11,908,738
Number of shares issued (in shares)	210,317,792	201,226,883	192,534,962
Ordinary shares | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	8,721,599	8,883,950	9,198,164
Ordinary shares | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	22,010,799	21,796,402	21,539,634
Ordinary shares | Silver Lake And Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	91,230,811	97,258,598	97,258,598
Ordinary shares | Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	37,642,705	40,129,828	40,129,828
Ordinary shares | CK Opportunities Wolverine Sarl
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	9,286,969	9,286,969
Ordinary shares | Tencent Mobility Limited
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	18,181,818
Ordinary shares | Ant Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	12,500,000	12,500,000	12,500,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	39,707,670	38,860,611	17,788,276
Number of treasury shares (in shares)	236	236	236
Number of shares issued (in shares)	39,707,906	38,860,847	17,788,512
Preference shares | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	774,517	774,517	878,652
Preference shares | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0	0
Preference shares | Silver Lake And Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	11,970,487	11,970,487	11,970,487
Preference shares | Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	4,939,137	4,939,137	4,939,137
Preference shares | CK Opportunities Wolverine Sarl
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	22,023,529	21,176,470
Preference shares | Tencent Mobility Limited
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0
Preference shares | Ant Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0	0